INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 646	$ 775	$ 458
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(933)	(712)	(283)
Recovery arising from previously unrecognized tax assets	(14)	(121)	(440)
Change of tax rates and imposition of new legislations	0	3	(54)
Deferred income tax expense (recovery)	(947)	(830)	(777)
Total income tax expense (recovery)	$ (301)	$ (55)	$ (319)